Asset Retirement Obligations (Tables)	12 Months Ended
Dec. 31, 2021
26. Asset Retirement Obligations
Change in ARO
The change in ARO for the years ended December 31

is as follows:
millions of Canadian dollars 2021 2020
Balance, January 1 $

178 $

185
Additions 1

10
Liabilities settled
(1)
(13) (25)
Accretion included in depreciation expense

10 9
Accretion deferred to regulatory asset (included in property, plant and equipment) (2) (3)
Other 1 1
Change in foreign exchange rate (1) 1
Balance, December 31 $

174 $

178
(1) Tampa Electric produces ash and other by-products, collectively known as CCR's, at its Big Bend and Polk power stations. The
decreases in ARO in 2021 and 2020 are due

to the closure of CCR management facilities.